8. Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Cash
Restricted cash
	December 31, 2019	December 31, 2018

Agreement with the São Paulo municipal government (i)	17,068	19,977
Brazilian Federal Savings Bank – escrow deposits (ii)	2,245	5,880
Other	6,705	6,043
	26,018	31,900

(i)	Refers to the amount deducted from the 7.5% of municipal revenue transferred to the Municipal Fund, corresponding to eventual amounts unpaid by direct management bodies, foundations and government agencies, as established in the agreement entered into with the municipal government of São Paulo; and

(ii)	Refers to savings account for receiving escrow deposits regarding lawsuits with final and unappealable decisions in favor of the Company, which are blocked as per contractual clause.